UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 116.6%
Corporate — 11.7%
Chesterfield County EDA, RB, Virginia
Electric Power Co. Project, Series A,
AMT, 5.60%, 11/01/31	$ 500	$ 495,665
Isle Wight County IDA Virginia, RB,
Series A, AMT, 5.70%, 11/01/27	1,300	1,267,721
Louisa IDA, Refunding RB, Virginia
Electric & Power Co. Project, Series A,
Mandatory Put Bonds, 5.38%,
11/01/35	1,000	1,095,220
		2,858,606

County/City/Special District/School District — 17.9%
Celebrate North Community
Development Authority, Special
Assessment Bonds, Celebrate Virginia
North Project, Series B, 6.75%,
3/01/34	1,471	1,106,104
County of Prince William Virginia, RB,
5.00%, 12/01/21	500	528,725
Dulles Town Center Community
Development Authority, Special
Assessment Bonds, Dulles Town
Center Project, 6.25%, 3/01/26	935	892,561
Fairfax County Redevelopment &
Housing Authority, RB, 5.00%,
10/01/39	1,500	1,597,815
White Oak Village Shops Community
Development Authority, Special
Assessment Bonds, 5.30%, 3/01/17	234	234,112
		4,359,317

Education — 7.2%
Virginia College Building Authority,
Refunding RB, Washington & Lee
University Project (NPFGC):
5.25%, 1/01/26	500	588,550
5.25%, 1/01/31	1,000	1,177,950
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 1,766,500 _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Health — 23.4%
Danville IDA Virginia, Refunding RB,
Danville Regional Medical Center
(AMBAC), 5.25%, 10/01/28 (a)	1,000	1,162,050
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.00%,
10/01/27	1,000	1,002,370
Henrico County EDA, Refunding RB, Bon
Secours Health, Series A:
5.60%, 11/15/12 (b)	60	66,895
5.60%, 11/15/30	1,440	1,458,763

	Par
Municipal Bonds	(000)	Value
Virginia (continued)
Health (concluded)
Peninsula Ports Authority, Refunding
RB, Virginia Baptist Homes, Series C,
5.40%, 12/01/33	$ 500	$ 335,260
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	1,000	1,017,980
Winchester IDA Virginia, RB, Valley
Health System Obligation, Series E,
5.63%, 1/01/44	650	668,460
		5,711,778

Housing — 16.8%
Virginia HDA, RB:
Rental Housing, Series B, 5.63%,
6/01/39	1,000	1,059,760
Sub-Series H-1 (NPFGC), 5.38%,
7/01/36	3,000	3,023,400
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 4,083,160 _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

State — 8.3%
Virginia College Building Authority, RB,
Public Higher Education Financing
Program, Series A, 5.00%, 9/01/33	1,000	1,065,340
Virginia Public School Authority, RB,
School Financing:
6.50%, 12/01/35	360	417,884
1997 Resolution, Series B, 5.25%,
8/01/33	500	543,185
		2,026,409

Tobacco — 2.7%
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior Series
B1, 5.00%, 6/01/47	1,000	663,870

Transportation — 11.9%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	550	548,609
Norfolk Airport Authority Virginia, RB,
Series A (NPFGC), 5.13%, 7/01/31	1,500	1,508,070
Richmond Metropolitan Authority
Virginia, Refunding RB (NPFGC),
5.25%, 7/15/22	500	541,030
Virginia Port Authority, Refunding RB,
5.00%, 7/01/40	300	311,988
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 2,909,697 _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Utilities — 16.7%
Fairfax County Water Authority,
Refunding RB, 5.00%, 4/01/27	1,205	1,254,598
Virginia Resources Authority, RB:
Infrastructure, 5.13%, 5/01/27	635	649,281

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	RB	Revenue Bonds
HDA	Housing Development Authority

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST MAY 31, 2010 1

Schedule of Investments (continued)

BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Utilities (concluded)
Virginia Resources Authority, RB
(concluded):
Senior, Virginia Pooled Financing
Program, Series B, 5.00%,
11/01/33	$ 2,000	$ 2,155,140
4,059,019
Total Municipal Bonds in Virginia		28,438,356
District of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports
Authority, RB:
First Senior Lien, Series A, 5.00%,
10/01/39	290	300,941
First Senior Lien, Series A, 5.25%,
10/01/44	460	484,325
Series B, 5.00%, 10/01/29 1,000 1,062,830
Total Municipal Bonds in District of Columbia		1,848,096
Guam — 0.9%
County/City/Special District/School District — 0.9%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29 200 205,858
Total Municipal Bonds in Guam		205,858
Multi-State — 6.7%
Housing — 6.7%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (c)(d) 1,500 1,642,950
Total Municipal Bonds in Multi-State		1,642,950
Puerto Rico — 4.7%
Tobacco — 4.7%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.38%, 5/15/33 1,175 1,147,423
Total Municipal Bonds in Puerto Rico		1,147,423
U.S. Virgin Islands — 0.4%
State — 0.4%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39 100 99,536
Total Municipal Bonds in the U.S. Virgin Islands		99,536
Total Municipal Bonds – 136.9% 33,382,219
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
Virginia — 13.0%
Education — 8.7%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40 2,000 2,119,020

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
Virginia (concluded)
Health — 4.3%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35 $ 999 $ 1,059,501
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 13.0% 3,178,521
Total Long-Term Investments
(Cost – $35,064,298) – 149.9% 36,560,740
Short-Term Securities Shares
FFI Institutional Tax-Exempt Fund,
0.25% (f)(g) 681,076 681,076
Total Short-Term Securities
(Cost – $681,076) – 2.8% 681,076
Total Investments
(Cost – $35,745,374*) – 152.7%		37,241,816
Other Assets Less Liabilities – 1.3%		317,951
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (6.1)%		(1,500,331)
Preferred Shares, at Redemption Value – (47.9)%		(11,676,568)
Net Assets, Applicable to Common Shares – 100.0% $		24,382,868

*	The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as
	Aggregate follows: cost	$ 34,207,469
	Gross unrealized appreciation	$ 2,087,771
	Gross unrealized depreciation	(552,715)
	Net unrealized appreciation	$ 1,535,056

(a) Security is collateralized by Municipal or US Treasury obligations.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

2 BLACKROCK VIRGINIA MUNICIPAL BOND TRUST MAY 31, 2010

Schedule of Investments (concluded) BlackRock Virginia Municipal Bond Trust (BHV)

(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
	Shares Held		Shares Held
	at August		at May 31,
Affiliate	31, 2009	Net Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	--	681,076	681,076 $	190
(g) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 36,560,740	—	$ 36,560,740
Short-Term
Securities	$ 681,076	—	—	681,076
Total	$ 681,076	$ 36,560,740	—	$ 37,241,816
[1] See above Schedule of Investments for values in each sector.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST MAY 31, 2010 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 23, 2010